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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	01/31/14

Item 1. Schedule of Investments.

Invesco American Value Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	VK-AMVA-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.34%
Aerospace & Defense–1.64%
Textron Inc.	803,041	$28,507,955

Alternative Carriers–2.54%
tw telecom inc. (b)	1,502,002	44,248,979

Apparel Retail–3.55%
Ascena Retail Group, Inc. (b)	1,624,805	30,481,342

Express, Inc. (b)	1,807,134	31,299,561

		61,780,903

Application Software–2.36%
Cadence Design Systems, Inc. (b)	2,901,980	40,975,958

Asset Management & Custody Banks–2.20%
Northern Trust Corp.	635,217	38,252,768

Auto Parts & Equipment–2.83%
Johnson Controls, Inc.	1,066,574	49,190,393

Automotive Retail–1.95%
Advance Auto Parts, Inc.	295,635	33,941,854

Building Products–0.64%
Allegion PLC (b)	227,059	11,205,362

Computer Hardware–1.57%
Diebold, Inc.	812,500	27,291,875

Construction & Engineering–1.79%
Foster Wheeler AG (Switzerland)(b)	1,038,188	31,124,876

Diversified Banks–2.63%
Comerica Inc.	998,185	45,716,873

Diversified Chemicals–1.22%
Eastman Chemical Co.	273,157	21,295,320

Electric Utilities–1.89%
Edison International	684,445	32,962,871

Electronic Manufacturing Services–1.69%
Flextronics International Ltd. (b)	3,600,370	29,343,015

Gas Utilities–1.49%
ONEOK, Inc.	377,792	25,874,974

General Merchandise Stores–1.91%
Family Dollar Stores, Inc.	538,457	33,287,412

Health Care Equipment–1.84%
CareFusion Corp. (b)	785,706	32,033,234

	Shares	Value

Health Care Facilities–5.79%
Brookdale Senior Living Inc. (b)	1,135,544	$31,182,038

HealthSouth Corp.	1,309,571	40,753,850

Universal Health Services, Inc. -Class B	351,141	28,800,585

		100,736,473

Heavy Electrical Equipment–2.35%
Babcock & Wilcox Co. (The)	1,195,196	40,971,319

Housewares & Specialties–2.15%
Newell Rubbermaid Inc.	1,211,640	37,439,676

Human Resource & Employment Services–2.28%
Robert Half International, Inc.	948,668	39,635,349

Industrial Machinery–5.05%
Ingersoll-Rand PLC	701,635	41,249,122

Snap-on Inc.	465,968	46,666,695

		87,915,817

Insurance Brokers–4.58%
Marsh & McLennan Cos., Inc.	1,095,267	50,064,655

Willis Group Holdings PLC	689,639	29,695,855

		79,760,510

Investment Banking & Brokerage–2.21%
Stifel Financial Corp. (b)	853,277	38,525,456

IT Consulting & Other Services–1.61%
Teradata Corp. (b)	679,143	27,926,360

Life Sciences Tools & Services–1.60%
PerkinElmer, Inc.	637,660	27,801,976

Multi-Utilities–2.36%
CenterPoint Energy, Inc.	1,756,874	41,110,852

Oil & Gas Drilling–1.32%
Noble Corp. PLC	742,726	23,046,788

Oil & Gas Exploration & Production–1.91%
Newfield Exploration Co. (b)	1,343,128	33,269,280

Oil & Gas Storage & Transportation–3.04%
Williams Cos., Inc. (The)	1,307,341	52,934,237

Packaged Foods & Meats–3.33%
ConAgra Foods, Inc. (c)	1,820,671	57,879,131

Paper Packaging–2.99%
Sealed Air Corp.	842,405	26,274,612

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Paper Packaging–(continued)
Sonoco Products Co.	623,354	$25,794,388

		52,069,000

Personal Products–0.65%
Avon Products, Inc.	762,253	11,349,947

Property & Casualty Insurance–2.88%
ACE Ltd.	524,949	49,245,466

Fidelity National Financial, Inc. -Class A	25,972	819,157

		50,064,623

Real Estate Operating Companies–2.57%
Forest City Enterprises, Inc. -Class A (b)	2,460,727	44,760,624

Regional Banks–5.76%
BB&T Corp.	1,153,708	43,160,216

Wintrust Financial Corp.	871,298	38,188,991

Zions Bancorp.	656,041	18,861,179

		100,210,386

Specialty Chemicals–2.17%
W.R. Grace & Co. (b)	399,897	37,718,285

Trucking–3.00%
Swift Transportation Co. (b)	778,202	16,964,804

Werner Enterprises, Inc.	1,350,521	35,194,577

		52,159,381

Total Common Stocks & Other Equity Interests (Cost $1,310,368,609)		1,624,320,092

Money Market Funds–7.32%
Liquid Assets Portfolio –Institutional Class (d)	63,676,724	63,676,724

Premier Portfolio –Institutional Class (d)	63,676,725	63,676,725

Total Money Market Funds (Cost $127,353,449)		127,353,449

TOTAL INVESTMENTS–100.66% (Cost $1,437,722,058)		1,751,673,541

OTHER ASSETS LESS LIABILITIES–(0.66)%		(11,501,318)

NET ASSETS–100.00%		$1,740,172,223

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See note 1D and Note 3.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised
E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

Invesco American Value Fund

(Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,751,673,541	$—	$—	$1,751,673,541

Options*	81,560	—	—	81,560

Total Investments	$1,751,755,101	$—	$—	$1,751,755,101

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	6,075	127,123
End of period	6,075	$127,123

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
ConAgra Foods, Inc.	Mar -14	$35	6,075	$127,123	$45,563	$81,560

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $557,936,559 and $453,816,837, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$345,063,600

Aggregate unrealized (depreciation) of investment securities	(31,895,162)

Net unrealized appreciation of investment securities	$313,168,438

Cost of investments for tax purposes is $1,438,505,103

Invesco American Value Fund

Invesco Comstock Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	VK-COM-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.07%
Aerospace & Defense–1.95%
Honeywell International Inc.	982,924	$89,672,157

Textron Inc.	3,783,165	134,302,357

		223,974,514

Aluminum–1.07%
Alcoa Inc.	10,656,029	122,650,894

Application Software–0.63%
Autodesk, Inc. (b)	1,401,003	71,801,404

Asset Management & Custody Banks–2.78%
Bank of New York Mellon Corp. (The)	7,428,749	237,422,818

State Street Corp.	1,223,694	81,926,313

		319,349,131

Auto Parts & Equipment–1.03%
Johnson Controls, Inc.	2,561,674	118,144,405

Automobile Manufacturers–1.95%
General Motors Co. (b)	6,208,545	224,004,304

Cable & Satellite–3.26%
Comcast Corp. -Class A	3,648,495	198,660,552

Time Warner Cable Inc.	1,316,466	175,445,424

		374,105,976

Communications Equipment–1.34%
Cisco Systems, Inc.	7,042,211	154,294,843

Computer Hardware–1.93%
Hewlett-Packard Co.	7,643,865	221,672,085

Department Stores–1.02%
Kohl’s Corp.	2,325,095	117,719,560

Diversified Banks–2.66%
U.S. Bancorp	1,438,188	57,139,209

Wells Fargo & Co.	5,466,256	247,840,047

		304,979,256

Drug Retail–1.58%
CVS Caremark Corp.	2,673,364	181,040,210

Electric Utilities–1.59%
FirstEnergy Corp.	1,690,018	53,218,667

PPL Corp.	4,242,484	129,692,736

		182,911,403

Electrical Components & Equipment–1.19%
Emerson Electric Co.	2,076,487	136,923,553

	Shares	Value

Electronic Components–1.14%
Corning Inc.	7,601,566	$130,822,951

General Merchandise Stores–0.65%
Target Corp.	1,312,902	74,362,769

Health Care Distributors–0.75%
Cardinal Health, Inc.	1,265,984	86,112,232

Health Care Services–0.83%
Express Scripts Holding Co. (b)	1,273,074	95,085,897

Hotels, Resorts & Cruise Lines–1.56%
Carnival Corp.	4,572,439	179,193,884

Housewares & Specialties–0.63%
Newell Rubbermaid Inc.	2,336,441	72,196,027

Industrial Conglomerates–2.04%
General Electric Co.	9,324,013	234,312,447

Industrial Machinery–1.40%
Ingersoll-Rand PLC	2,739,410	161,049,914

Integrated Oil & Gas–8.65%
BP PLC -ADR (United Kingdom)	4,826,424	226,311,021

Chevron Corp.	1,058,733	118,186,365

Murphy Oil Corp.	2,453,772	138,908,033

Occidental Petroleum Corp.	1,392,482	121,939,649

Royal Dutch Shell PLC -ADR (United Kingdom)	3,177,882	219,591,646

Suncor Energy, Inc. (Canada)	5,120,795	168,115,700

		993,052,414

Integrated Telecommunication Services–1.26%
AT&T Inc.	1,262,581	42,069,199

Verizon Communications Inc.	1,369,693	65,772,658

Vivendi S.A. (France)	1,390,311	37,287,408

		145,129,265

Internet Software & Services–2.05%
eBay Inc. (b)	3,056,093	162,584,148

Yahoo! Inc. (b)	2,039,124	73,449,246

		236,033,394

Investment Banking & Brokerage–2.46%
Goldman Sachs Group, Inc. (The)	669,883	109,941,198

Morgan Stanley	5,868,383	173,175,982

		283,117,180

Life & Health Insurance–1.81%
Aflac, Inc.	1,119,434	70,278,067

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Life & Health Insurance–(continued)
MetLife, Inc.	2,803,663	$137,519,670

		207,797,737

Managed Health Care–2.93%
UnitedHealth Group Inc.	2,939,796	212,488,455

WellPoint, Inc.	1,444,041	124,187,526

		336,675,981

Movies & Entertainment–4.28%
Time Warner Inc.	1,175,599	73,862,885

Twenty-First Century Fox, Inc. -Class B	4,860,975	151,856,859

Viacom Inc. -Class B	3,232,420	265,381,682

		491,101,426

Multi-Utilities–0.84%
PG&E Corp.	2,288,030	96,440,464

Oil & Gas Drilling–0.33%
Noble Corp. PLC	1,211,991	37,608,081

Oil & Gas Equipment & Services–4.15%
Halliburton Co.	4,697,023	230,201,097

Weatherford International Ltd. (b)	18,175,462	246,095,756

		476,296,853

Oil & Gas Exploration & Production–1.07%
QEP Resources Inc.	3,995,870	123,432,424

Other Diversified Financial Services–8.81%
Bank of America Corp.	11,935,479	199,919,273

Citigroup Inc.	9,717,398	460,896,187

JPMorgan Chase & Co.	6,348,161	351,434,193

		1,012,249,653

Packaged Foods & Meats–3.49%
ConAgra Foods, Inc.	5,036,745	160,118,124

Mondelez International Inc. -Class A	2,985,414	97,772,308

Tyson Foods, Inc. -Class A	1,541,515	57,652,661

Unilever N.V. -New York Shares (Netherlands)	2,295,017	85,695,935

		401,239,028

Paper Products–1.05%
International Paper Co.	2,536,240	121,080,098

Pharmaceuticals–9.78%
Bristol-Myers Squibb Co.	3,140,157	156,913,645

GlaxoSmithKline PLC -ADR (United Kingdom)	2,015,222	103,864,542

Merck & Co., Inc.	4,723,802	250,219,792

Novartis AG (Switzerland)	2,079,847	164,454,711

Pfizer Inc.	6,356,920	193,250,368

Roche Holding AG -ADR (Switzerland)	1,511,080	103,989,503

Sanofi -ADR (France)	3,078,555	150,541,340

		1,123,233,901

	Shares	Value

Property & Casualty Insurance–2.10%
Allstate Corp. (The)	3,922,690	$200,841,728

Travelers Cos., Inc. (The)	491,075	39,914,576

		240,756,304

Regional Banks–2.63%
Fifth Third Bancorp	5,886,899	123,742,617

PNC Financial Services Group, Inc. (The)	2,227,534	177,935,416

		301,678,033

Semiconductors–0.83%
Intel Corp.	3,871,331	95,002,463

Systems Software–1.88%
Microsoft Corp.	5,689,701	215,355,183

Wireless Telecommunication Services–0.69%
Vodafone Group PLC -ADR (United Kingdom)	2,138,842	79,265,484

Total Common Stocks & Other Equity Interests (Cost $8,340,962,398)		10,803,253,025

Money Market Funds–5.78%
Liquid Assets Portfolio –Institutional Class (c)	332,000,681	332,000,681

Premier Portfolio –Institutional Class (c)	332,000,681	332,000,681

Total Money Market Funds (Cost $664,001,362)		664,001,362

TOTAL INVESTMENTS–99.85% (Cost $9,004,963,760)		11,467,254,387

OTHER ASSETS LESS LIABILITIES–0.15%		17,333,581

NET ASSETS–100.00%		$11,484,587,968

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Comstock Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Comstock Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,161,522,765	$305,731,622	$—	$11,467,254,387

Forward Foreign Currency Contracts*	—	9,572,447	—	9,572,447

Total Investments	$11,161,522,765	$315,304,069	$—	$11,476,826,834

* Unrealized appreciation.

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
2/21/2014	CIBC N.A.	CAD	118,797,842	USD	108,725,511	$106,614,243	$2,111,268
2/21/2014	Citibank N.A.	CHF	77,717,498	USD	86,248,319	85,722,231	526,088
2/21/2014	Barclays Bank PLC	CHF	66,815,046	USD	74,174,244	73,696,851	477,393
2/21/2014	Goldman Sachs	CHF	66,815,046	USD	74,182,891	73,696,851	486,040
2/21/2014	Barclays Bank PLC	EUR	75,692,078	USD	103,542,523	102,081,515	1,461,008
2/21/2014	CIBC N.A.	EUR	75,692,075	USD	103,535,404	102,081,511	1,453,893
2/21/2014	Goldman Sachs	EUR	86,883,747	USD	118,869,130	117,175,070	1,694,060
2/21/2014	Citibank N.A.	EUR	75,692,078	USD	103,572,876	102,081,515	1,491,361
2/21/2014	Citibank N.A.	GBP	57,061,646	USD	93,800,786	93,786,390	14,396
2/21/2014	Barclays Bank PLC	GBP	52,163,247	USD	85,672,813	85,735,393	(62,580)
2/21/2014	CIBC N.A.	GBP	57,061,645	USD	93,698,359	93,786,388	(88,029)
2/21/2014	Goldman Sachs	GBP	57,061,645	USD	93,793,937	93,786,388	7,549
Total open forward foreign currency contracts							$9,572,447

Currency Abbreviations:

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro

GBP	— British Pound Sterling
USD	— U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $1,239,950,746 and $895,010,033, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,756,984,068

Aggregate unrealized (depreciation) of investment securities	(304,579,002)

Net unrealized appreciation of investment securities	$2,452,405,066

Cost of investments for tax purposes is $9,014,849,321.

Invesco Comstock Fund

Invesco Dividend Income Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	I-DIVI-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–92.34%
Aerospace & Defense–6.37%
General Dynamics Corp.	81,989	$8,306,306

Lockheed Martin Corp.	139,078	20,988,261

		29,294,567

Air Freight & Logistics–1.18%
United Parcel Service, Inc. -Class B	56,927	5,421,158

Asset Management & Custody Banks–2.58%
Federated Investors, Inc. -Class B	440,332	11,840,528

Auto Parts & Equipment–1.09%
Johnson Controls, Inc.	109,106	5,031,969

Drug Retail–1.61%
Walgreen Co.	129,223	7,410,939

Electric Utilities–11.37%
American Electric Power Co., Inc.	87,326	4,262,382

Duke Energy Corp.	182,757	12,906,299

Exelon Corp.	161,332	4,678,628

Pepco Holdings, Inc.	645,816	12,548,205

Pinnacle West Capital Corp.	149,803	7,884,132

Portland General Electric Co.	182,807	5,517,115

Xcel Energy, Inc.	154,349	4,462,230

		52,258,991

Food Distributors–2.37%
Sysco Corp.	310,142	10,879,781

Gas Utilities–2.65%
AGL Resources Inc.	255,193	12,193,122

General Merchandise Stores–1.67%
Target Corp.	135,642	7,682,763

Heavy Electrical Equipment–0.82%
ABB Ltd. (Switzerland)	152,111	3,783,100

Household Products–3.51%
Kimberly-Clark Corp.	72,994	7,983,354

Procter & Gamble Co. (The)	106,294	8,144,246

		16,127,600

Integrated Oil & Gas–5.35%
Exxon Mobil Corp.	49,489	4,560,906

Royal Dutch Shell PLC -Class B (United Kingdom)	224,050	8,179,515

Total S.A. (France)	207,709	11,860,127

		24,600,548

	Shares	Value

Integrated Telecommunication Services–6.81%
AT&T Inc.	292,304	$9,739,569

CenturyLink Inc.	308,519	8,903,858

Deutsche Telekom AG (Germany)	282,278	4,557,253

Verizon Communications Inc.	168,832	8,107,313

		31,307,993

Life & Health Insurance–1.08%
Prudential Financial, Inc.	58,641	4,948,714

Multi-Utilities–10.17%
CMS Energy Corp.	170,641	4,742,113

Dominion Resources, Inc.	114,728	7,791,178

DTE Energy Co.	92,274	6,294,932

National Grid PLC (United Kingdom)	533,109	6,914,201

Public Service Enterprise Group Inc.	269,423	8,982,563

Sempra Energy	50,107	4,645,420

TECO Energy, Inc.	450,191	7,374,129

		46,744,536

Packaged Foods & Meats–8.09%
Campbell Soup Co.	262,662	10,824,301

General Mills, Inc.	235,527	11,310,006

Kraft Foods Group, Inc.	287,551	15,053,295

		37,187,602

Paper Packaging–2.88%
Avery Dennison Corp.	78,444	3,864,936

Sonoco Products Co.	227,001	9,393,301

		13,258,237

Pharmaceuticals–6.71%
Eli Lilly and Co.	194,268	10,492,415

Johnson & Johnson	131,079	11,596,559

Merck & Co., Inc.	165,082	8,744,393

		30,833,367

Property & Casualty Insurance–0.93%
Travelers Cos., Inc. (The)	52,357	4,255,577

Regional Banks–3.83%
Cullen/Frost Bankers, Inc.	119,409	8,838,654

M&T Bank Corp.	78,412	8,743,722

		17,582,376

Restaurants–1.00%
Darden Restaurants, Inc.	92,917	4,593,817

Semiconductors–3.76%
Linear Technology Corp.	176,003	7,839,174

Microchip Technology Inc. (b)	210,446	9,440,607

		17,279,781

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Soft Drinks–1.88%
Coca-Cola Co. (The)	228,844	$8,654,880

Tobacco–4.63%
Altria Group, Inc.	357,504	12,591,291

Philip Morris International Inc.	111,102	8,681,510

		21,272,801

Total Common Stocks (Cost $357,548,478)		424,444,747

Money Market Funds–7.59%
Liquid Assets Portfolio –Institutional Class (c)	17,453,130	17,453,130

Premier Portfolio –Institutional Class (c)	17,453,130	17,453,130

Total Money Market Funds (Cost $34,906,260)		34,906,260

TOTAL INVESTMENTS–99.93% (Cost $392,454,738)		459,351,007

OTHER ASSETS LESS LIABILITIES–0.07%		317,875

NET ASSETS–100.00%		$459,668,882

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Dividend Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $4,557,253 and from Level 2 to Level 1 of $18,774,327, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$442,831,139	$16,519,868	$—	$459,351,007

Forward Foreign Currency Contracts*	—	154,796	—	154,796

Total Investments	$442,831,139	$16,674,664	$—	$459,505,803

* Unrealized appreciation

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation
02/18/2014	Citibank Capital	EUR	3,075,497	USD	4,227,163	$4,147,726	$79,437
02/18/2014	Deutsche Bank	EUR	2,894,085	USD	3,978,426	3,903,067	75,359
Total open forward foreign currency contracts							$154,796

Currency Abbreviations:

EUR — Euro
USD — U.S. Dollar

Invesco Dividend Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $50,033,175 and $10,326,629, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$73,331,097

Aggregate unrealized (depreciation) of investment securities	(6,437,680)

Net unrealized appreciation of investment securities	$66,893,417

Cost of investments for tax purposes is $392,457,590.

Invesco Dividend Income Fund

Invesco Energy Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	I-ENE-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.51%
Diversified Chemicals–1.82%
Dow Chemical Co. (The)	484,936	$22,069,437

Integrated Oil & Gas–27.69%
BG Group PLC (United Kingdom)	1,489,507	24,993,573

BP PLC -ADR (United Kingdom)	799,804	37,502,810

Cenovus Energy Inc. (Canada)(b)	866,619	22,673,081

Chevron Corp.	548,799	61,262,432

Exxon Mobil Corp.	510,304	47,029,617

Galp Energia, SGPS, S.A. (Portugal)	630,663	9,754,457

Occidental Petroleum Corp.	702,439	61,512,583

Royal Dutch Shell PLC -ADR (United Kingdom)	518,904	35,856,266

Suncor Energy, Inc. (Canada)	1,086,571	35,695,487

		336,280,306

Oil & Gas Drilling–4.89%
Ensco PLC -Class A	677,769	34,139,224

Helmerich & Payne, Inc.	287,070	25,273,643

		59,412,867

Oil & Gas Equipment & Services–19.43%
Cameron International Corp. (c)	709,625	42,556,211

Halliburton Co.	827,392	40,550,482

National Oilwell Varco Inc.	339,553	25,469,870

Oceaneering International, Inc.	81,788	5,573,852

Schlumberger Ltd.	525,189	45,990,801

Superior Energy Services, Inc.	498,164	11,776,597

Tidewater Inc.	434,529	22,530,329

Weatherford International Ltd. (c)	3,067,044	41,527,776

		235,975,918

Oil & Gas Exploration & Production–37.83%
Anadarko Petroleum Corp.	696,558	56,205,265

Apache Corp.	658,537	52,854,180

Cabot Oil & Gas Corp.	343,350	13,727,133

Canadian Natural Resources Ltd. (Canada)	1,034,779	33,929,008

Cobalt International Energy, Inc. (c)	484,223	7,926,731

Concho Resources Inc. (c)	319,111	31,205,865

Devon Energy Corp.	646,379	38,278,564

EOG Resources, Inc.	234,180	38,695,903

EQT Corp.	177,366	16,461,338

Marathon Oil Corp.	991,796	32,520,991

Midstates Petroleum Co. Inc. (b)(c)	1,452,661	6,783,927

Noble Energy, Inc.	386,596	24,096,529

Range Resources Corp.	170,096	14,660,574

Southwestern Energy Co. (c)	666,316	27,112,398

Ultra Petroleum Corp. (b)(c)	1,218,902	29,192,703

Whiting Petroleum Corp. (c)	613,301	35,804,512

		459,455,621

	Shares	Value

Oil & Gas Refining & Marketing–4.85%
Marathon Petroleum Corp.	311,334	$27,101,625

Phillips 66	434,996	31,793,857

		58,895,482

Total Common Stocks & Other Equity Interests (Cost $918,196,130)		1,172,089,631

Money Market Funds–3.99%
Liquid Assets Portfolio –Institutional Class (d)	24,208,256	24,208,256

Premier Portfolio –Institutional Class (d)	24,208,256	24,208,256

Total Money Market Funds (Cost $48,416,512)		48,416,512

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.50% (Cost $966,612,642)		1,220,506,143

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.49%
Liquid Assets Portfolio –Institutional Class (Cost $30,297,961)(d)(e)	30,297,961	30,297,961

TOTAL INVESTMENTS–102.99% (Cost $996,910,603)		1,250,804,104

OTHER ASSETS LESS LIABILITIES–(2.99)%		(36,324,419)

NET ASSETS–100.00%		$1,214,479,685

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2014.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$28,982,813	$(28,982,813)	$ —

 *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Energy Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Energy Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,216,056,074	$34,748,030	$—	$1,250,804,104

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $121,732,886 and $280,914,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$262,510,470

Aggregate unrealized (depreciation) of investment securities	(13,870,360)

Net unrealized appreciation of investment securities	$248,640,110

Cost of investments for tax purposes is $1,002,163,994.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	I-GPM-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.06%
Brazil–4.56%
Yamana Gold Inc.	1,402,301	$13,139,560

Canada–66.14%
Agnico Eagle Mines Ltd.	465,533	14,468,766

Alamos Gold Inc.	800,323	7,343,599

B2Gold Corp. (a)	3,388,118	8,000,315

Barrick Gold Corp.	401,771	7,746,145

Continental Gold Ltd. (a)	1,310,579	4,106,591

Detour Gold Corp. (a)	1,276,557	8,206,274

Eldorado Gold Corp. (b)	2,097,117	13,330,569

Franco-Nevada Corp.	341,996	16,596,232

Goldcorp, Inc. (b)	587,388	14,620,087

Kinross Gold Corp.	2,511,396	11,522,027

Lydian International, Ltd. (a)	4,424,329	4,051,729

New Gold Inc. (a)(b)	1,873,163	10,746,554

Osisko Mining Corp. (a)	1,586,006	9,512,049

Pan American Silver Corp. (b)	544,431	6,859,831

Pretium Resources Inc. (a)(b)	364,531	2,133,904

Rubicon Minerals Corp. (a)	4,071,275	5,190,528

SEMAFO Inc.	1,725,764	5,562,482

Silver Wheaton Corp.	586,042	12,722,972

Torex Gold Resources Inc. (a)(c)	4,000,000	4,130,005

Torex Gold Resources Inc. (a)(b)	8,882,116	9,170,797

Turquoise Hill Resources Ltd. (a)(b)	4,101,854	14,362,750

		190,384,206

Mali–3.93%
Randgold Resources Ltd. -ADR	164,172	11,311,451

Mexico–2.56%
Fresnillo PLC	581,568	7,356,278

South Africa–0.62%
Gold Fields Ltd. -ADR	513,310	1,786,319

United States–18.25%
Boart Longyear Ltd. (b)	9,235,359	3,798,475

iShares® Gold Trust - ETF (a)	859,000	10,368,130

Newmont Mining Corp.	458,592	9,905,587

SPDR® Gold Trust - ETF (a)(b)	122,500	14,711,025

Stillwater Mining Co. (a)	459,494	5,762,055

Tahoe Resources Inc. (a)	449,977	7,991,152

		52,536,424

Total Common Stocks & Other Equity Interests (Cost $353,311,654)		276,514,238

	Shares	Value

Money Market Funds–5.96%
Liquid Assets Portfolio –Institutional Class (d)	8,577,870	$8,577,870

Premier Portfolio –Institutional Class (d)	8,577,871	8,577,871

Total Money Market Funds (Cost $17,155,741)		17,155,741

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–102.02% (Cost $370,467,395)		293,669,979

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–13.91%
Liquid Assets Portfolio - Institutional Class (Cost $40,028,070)(d)(e)	40,028,070	40,028,070

TOTAL INVESTMENTS–115.93% (Cost $410,495,465)		333,698,049

OTHER ASSETS LESS LIABILITIES–(15.93)%		(45,847,699)

NET ASSETS–100.00%		$287,850,350

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	Each unit represents one ordinary share and two preferred shares.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$38,313,478	$(38,313,478)	$ --

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Gold & Precious Metals Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	$13,139,560	$--	$--	$13,139,560

Canada	186,254,201	4,130,005	--	190,384,206

Mali	11,311,451	--	--	11,311,451

Mexico	7,356,278	--	--	7,356,278

South Africa	1,786,319	--	--	1,786,319

United States	109,720,235	--	--	109,720,235

Total Investments	$329,568,044	$4,130,005	$--	$333,698,049

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $61,126,433 and $47,664,642, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,634,240

Aggregate unrealized (depreciation) of investment securities	(132,013,072)

Net unrealized appreciation (depreciation) of investment securities	$(103,378,832)

Cost of investments for tax purposes is $437,076,881.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	VK-MCG-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.68%
Aerospace & Defense–1.41%
B/E Aerospace, Inc. (b)	517,822	$41,151,314

Airlines–1.69%
Alaska Air Group, Inc.	227,715	18,005,425

American Airlines Group Inc. (b)(c)	928,453	31,149,598

		49,155,023

Apparel Retail–1.17%
Ross Stores, Inc.	501,793	34,076,763

Apparel, Accessories & Luxury Goods–3.12%
Michael Kors Holdings Ltd. (b)	284,498	22,739,925

PVH Corp.	265,148	32,048,439

Under Armour, Inc. -Class A (b)	333,261	36,028,847

		90,817,211

Application Software–4.95%
Aspen Technology, Inc. (b)	1,049,087	47,806,895

Cadence Design Systems, Inc. (b)	2,686,721	37,936,500

Salesforce.com, Inc. (b)	728,797	44,114,082

Splunk, Inc. (b)	182,632	14,068,143

		143,925,620

Asset Management & Custody Banks–2.16%
Affiliated Managers Group, Inc. (b)	315,456	62,851,453

Automobile Manufacturers–0.90%
Tesla Motors, Inc. (b)	144,834	26,274,336

Automotive Retail–1.57%
O’Reilly Automotive, Inc. (b)	348,816	45,687,920

Biotechnology–4.41%
Alexion Pharmaceuticals, Inc. (b)	338,583	53,743,280

BioMarin Pharmaceutical Inc. (b)	497,567	34,272,415

Medivation Inc. (b)	506,412	40,310,395

		128,326,090

Broadcasting–1.37%
Discovery Communications, Inc. -Class A (b)	499,341	39,837,425

Building Products–2.88%
A.O. Smith Corp.	837,800	39,560,916

Lennox International Inc.	511,139	44,244,192

		83,805,108

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Casinos & Gaming–2.10%
Wynn Resorts Ltd.	280,759	$61,042,622

Commodity Chemicals–0.95%
LyondellBasell Industries N.V. -Class A	352,621	27,772,430

Computer & Electronics Retail–0.96%
Best Buy Co., Inc.	1,186,687	27,934,612

Computer Hardware–1.10%
Stratasys Ltd. (b)(c)	266,021	32,071,492

Construction & Engineering–3.91%
Foster Wheeler AG (Switzerland)(b)	1,252,631	37,553,877

KBR, Inc.	994,323	31,122,310

MasTec Inc. (b)	1,252,714	45,022,541

		113,698,728

Construction & Farm Machinery & Heavy Trucks–0.39%
Manitowoc Co., Inc. (The)	394,889	11,234,592

Consumer Electronics–2.09%
Harman International Industries, Inc.	588,540	60,872,692

Consumer Finance–1.50%
Discover Financial Services	815,903	43,773,196

Data Processing & Outsourced Services–2.32%
Alliance Data Systems Corp. (b)(c)	158,640	38,019,662

Vantiv, Inc. -Class A (b)	968,573	29,386,505

		67,406,167

Distillers & Vintners–1.59%
Constellation Brands, Inc. -Class A (b)	603,104	46,239,984

Distributors–0.63%
LKQ Corp. (b)	677,669	18,344,500

Diversified Support Services–0.76%
KAR Auction Services Inc.	794,917	22,114,591

Electrical Components & Equipment–1.37%
AMETEK, Inc.	805,294	39,797,629

Electronic Components–1.81%
Amphenol Corp. -Class A	607,446	52,774,908

Environmental & Facilities Services–0.96%
Waste Connections, Inc.	684,017	27,962,615

Food Retail–1.25%
Sprouts Farmers Market, Inc. (b)	504,175	18,019,214

	Shares	Value

Food Retail–(continued)
Whole Foods Market, Inc.	351,522	$18,370,540

		36,389,754

Health Care Facilities–1.48%
Universal Health Services, Inc. -Class B	526,733	43,202,641

Health Care Services–1.43%
Omnicare, Inc.	665,639	41,575,812

Homefurnishing Retail–0.50%
Restoration Hardware Holdings Inc. (b)(c)	254,102	14,417,747

Household Appliances–0.94%
Whirlpool Corp.	205,413	27,381,553

Household Products–0.94%
Church & Dwight Co., Inc.	425,391	27,471,751

Housewares & Specialties–1.51%
Jarden Corp. (b)	725,149	43,835,257

Human Resource & Employment Services–0.29%
Towers Watson & Co. -Class A	73,093	8,546,033

Industrial Conglomerates–1.14%
Carlisle Cos. Inc.	444,977	33,164,136

Industrial Machinery–3.75%
Flowserve Corp.	671,580	48,575,381

ITT Corp.	683,249	27,979,047

Pentair Ltd.	439,316	32,654,358

		109,208,786

Internet Retail–0.68%
Netflix Inc. (b)	47,986	19,642,109

Internet Software & Services–1.16%
LinkedIn Corp. -Class A (b)	157,002	33,788,400

IT Consulting & Other Services–1.35%
Gartner, Inc. (b)	558,064	39,248,641

Leisure Products–1.24%
Brunswick Corp.	873,619	36,220,244

Life Sciences Tools & Services–0.62%
Illumina, Inc. (b)(c)	118,684	18,039,968

Movies & Entertainment–1.38%
Cinemark Holdings, Inc.	1,369,580	40,142,390

Oil & Gas Equipment & Services–1.24%
Baker Hughes Inc.	636,310	36,040,598

	Shares	Value

Oil & Gas Exploration & Production–3.94%
EQT Corp.	343,438	$31,874,481

Gulfport Energy Corp. (b)	617,087	37,611,453

Pioneer Natural Resources Co.	266,085	45,053,512

		114,539,446

Packaged Foods & Meats–1.01%
Mead Johnson Nutrition Co.	382,212	29,388,281

Pharmaceuticals–5.64%
Actavis PLC (b)	337,833	63,843,681

Forest Laboratories, Inc. (b)	326,589	21,652,851

Mallinckrodt PLC (b)	700,498	40,509,799

Shire PLC -ADR (Ireland)	253,986	38,001,385

		164,007,716

Railroads–1.20%
Kansas City Southern	329,371	34,778,284

Regional Banks–1.18%
First Republic Bank	705,803	34,252,620

Research & Consulting Services–1.48%
Verisk Analytics, Inc. -Class A (b)	674,806	43,093,111

Restaurants–0.74%
Panera Bread Co. -Class A (b)	126,573	21,399,697

Semiconductor Equipment–0.97%
Applied Materials, Inc.	1,675,496	28,181,843

Semiconductors–2.24%
Cavium Inc. (b)	408,971	15,201,452

NXP Semiconductors N.V. (Netherlands)(b)	1,034,477	50,016,963

		65,218,415

Specialized Finance–1.32%
IntercontinentalExchange Group, Inc.	184,062	38,430,305

Specialty Chemicals–1.83%
PPG Industries, Inc.	291,178	53,099,220

Specialty Stores–3.01%
Dick’s Sporting Goods, Inc.	853,920	44,830,800

Tractor Supply Co.	640,566	42,604,045

		87,434,845

Steel–0.93%
Nucor Corp.	558,026	26,980,557

Systems Software–2.12%
Infoblox, Inc. (b)	654,362	22,955,019

ServiceNow, Inc. (b)	610,061	38,696,169

		61,651,188

Trucking–1.17%
J.B. Hunt Transport Services, Inc.	452,577	33,965,904

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Wireless Telecommunication Services–1.93%
SBA Communications Corp. -Class A (b)	605,789	$56,186,930

Total Common Stocks & Other Equity Interests (Cost $2,183,066,735)		2,899,873,203

Money Market Funds–1.80%
Liquid Assets Portfolio –Institutional Class (d)	26,143,494	26,143,494

Premier Portfolio –Institutional Class (d)	26,143,494	26,143,494

Total Money Market Funds (Cost $52,286,988)		52,286,988

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.48% (Cost $2,235,353,723)		2,952,160,191

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.50%
Liquid Assets Portfolio - Institutional Class (Cost $72,823,018)(d)(e)	72,823,018	72,823,018

TOTAL INVESTMENTS–103.98% (Cost $2,308,176,741)		3,024,983,209

OTHER ASSETS LESS LIABILITIES–(3.98)%		(115,895,081)

NET ASSETS–100.00%		$2,909,088,128

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31. 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$70,121,460	$(70,121,460)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Mid Cap Growth Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $1,660,448,197 and $1,496,317,442, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$737,296,768

Aggregate unrealized (depreciation) of investment securities	(21,437,698)

Net unrealized appreciation of investment securities	$715,859,070

Cost of investments for tax purposes is $2,309,124,139.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	VK-SCV-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–97.12%
Air Freight & Logistics–1.82%
UTi Worldwide, Inc.	3,683,600	$57,685,176

Apparel Retail–6.39%
Abercrombie & Fitch Co. -Class A	3,612,900	127,824,402

Guess?, Inc.	2,644,300	74,172,615

		201,997,017

Apparel, Accessories & Luxury Goods–1.21%
Quiksilver, Inc. (b)	5,430,700	38,286,435

Auto Parts & Equipment–2.80%
Faurecia (France) (b)	1,547,200	61,063,000

Modine Manufacturing Co. (b)	2,101,548	27,530,279

		88,593,279

Construction & Engineering–1.41%
Aegion Corp. (b)(c)	2,172,486	44,579,413

Construction & Farm Machinery & Heavy Trucks–3.14%
Terex Corp.	1,282,600	52,586,600

WABCO Holdings Inc. (b)	541,500	46,688,130

		99,274,730

Consumer Electronics–3.60%
Harman International Industries, Inc.	1,098,559	113,623,957

Data Processing & Outsourced Services–1.45%
Broadridge Financial Solutions Inc.	1,266,700	45,968,543

Department Stores–0.78%
J. C. Penney Co., Inc. (b)	4,144,496	24,535,416

Diversified Metals & Mining–0.15%
Globe Specialty Metals Inc.	276,208	4,828,116

Electronic Components–2.78%
Belden Inc.	1,308,853	84,695,878

Rogers Corp. (b)	53,276	3,233,853

		87,929,731

Electronic Equipment & Instruments–1.01%
FLIR Systems, Inc.	1,006,300	31,919,836

Electronic Manufacturing Services–5.67%
Flextronics International Ltd. (b)	7,308,500	59,564,275

Jabil Circuit, Inc.	2,400,600	43,138,782

KEMET Corp. (b)(c)	3,744,102	20,667,443

Methode Electronics, Inc.	272,423	9,169,758

Sanmina Corp. (b)	2,798,165	46,785,319

		179,325,577

	Shares	Value

Health Care Equipment–1.03%
Integra LifeSciences Holdings Corp. (b)	700,400	$32,540,584

Health Care Facilities–2.37%
Brookdale Senior Living Inc. (b)	2,154,700	59,168,062

Universal Health Services, Inc. -Class B	191,800	15,731,436

		74,899,498

Health Care Services–2.24%
AMN Healthcare Services, Inc. (b)	633,181	9,567,365

Chemed Corp.	611,800	48,283,256

ExamWorks Group Inc. (b)	418,145	12,874,684

		70,725,305

Health Care Supplies–3.14%
Alere, Inc. (b)	2,617,223	99,192,752

Human Resource & Employment Services–2.94%
Manpowergroup Inc.	1,192,873	92,924,807

Industrial Machinery–1.41%
Briggs & Stratton Corp.	1,584,700	33,389,629

ESCO Technologies Inc.	319,695	11,157,356

		44,546,985

Investment Banking & Brokerage–6.97%
E*TRADE Financial Corp. (b)	5,461,200	109,333,224

LPL Financial Holdings, Inc.	2,072,153	110,922,350

		220,255,574

IT Consulting & Other Services–2.68%
CIBER, Inc. (b)(c)	6,751,300	26,195,044

iGATE Corp. (b)	1,732,830	58,483,012

		84,678,056

Leisure Products–1.75%
Callaway Golf Co. (c)	5,061,038	41,348,680

JAKKS Pacific, Inc. (c)	2,423,100	13,957,056

		55,305,736

Life & Health Insurance–2.25%
CNO Financial Group, Inc.	4,201,888	71,179,983

Life Sciences Tools & Services–1.43%
PerkinElmer, Inc.	1,039,400	45,317,840

Office Services & Supplies–0.93%
ACCO Brands Corp. (b)	5,042,712	29,298,157

Oil & Gas Equipment & Services–2.55%
Global Geophysical Services, Inc. (b)	1,634,500	2,419,060

ION Geophysical Corp. (b)	6,114,743	18,527,671

McDermott International, Inc. (b)	4,990,900	41,624,106

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Oil & Gas Equipment & Services–(continued)
Superior Energy Services, Inc.	756,080	$17,873,731

		80,444,568

Oil & Gas Exploration & Production–1.33%
Goodrich Petroleum Corp. (b)(c)	2,445,612	42,113,439

Paper Packaging–2.39%
Sealed Air Corp.	2,417,273	75,394,745

Personal Products–0.74%
Elizabeth Arden, Inc. (b)	856,696	23,233,596

Property & Casualty Insurance–1.91%
AmTrust Financial Services, Inc.	1,874,840	60,519,835

Regional Banks–6.59%
Capital Bank Financial Corp. -Class A (b)	38,277	882,285

First Horizon National Corp.	6,639,467	78,080,132

First Niagara Financial Group, Inc.	5,906,512	51,032,263

Zions Bancorp.	2,724,000	78,315,000

		208,309,680

Reinsurance–2.47%
Reinsurance Group of America, Inc.	412,494	30,800,927

Validus Holdings, Ltd.	1,320,400	47,428,768

		78,229,695

Research & Consulting Services–1.85%
Dun & Bradstreet Corp. (The)	160,400	17,644,000

Resources Connection Inc. (c)	3,019,514	40,703,049

		58,347,049

Semiconductor Equipment–1.51%
Brooks Automation, Inc.	1,606,500	16,305,975

Lam Research Corp. (b)	622,917	31,525,829

		47,831,804

Semiconductors–6.75%
Fairchild Semiconductor International, Inc. (b)	3,545,300	45,238,028

Lattice Semiconductor Corp. (b)(c)	10,100,800	58,382,624

Micrel, Inc.	648,042	6,467,459

Microsemi Corp. (b)	967,551	22,679,396

ON Semiconductor Corp. (b)	9,656,700	80,730,012

		213,497,519

Specialized Finance–1.94%
NASDAQ OMX Group, Inc. (The)	1,610,100	61,425,315

Steel–2.07%
Allegheny Technologies, Inc.	2,082,800	65,483,232

Technology Distributors–1.52%
CDW Corp.	2,029,074	48,028,182

Trading Companies & Distributors–2.15%
AerCap Holdings N.V. (b)	1,823,670	67,822,287

	Shares	Value

Total Common Stocks & Other Equity Interests (Cost $2,225,107,462)		$3,070,093,449

Money Market Funds–2.92%
Liquid Assets Portfolio –Institutional Class (d)	46,080,785	46,080,785

Premier Portfolio –Institutional Class (d)	46,080,785	46,080,785

Total Money Market Funds (Cost $92,161,570)		92,161,570

TOTAL INVESTMENTS–100.04% (Cost $2,317,269,032)		3,162,255,019

OTHER ASSETS LESS LIABILITIES–(0.04)%		(1,197,209)

NET ASSETS–100.00%		$3,161,057,810

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2014 was $287,946,748, which represented 9.11% of the Fund’s Net Assets. See Note 3.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Small Cap Value Fund

A.	Security Valuations –(Continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Small Cap Value Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2014, all of the securities in this Fund were valued on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2014.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/14	Interest / Dividend Income
Aegion Corp.	$45,752,555	$—	$—	$(1,173,142)	$—	$44,579,413	$—
AMN Healthcare Services, Inc. (a)	51,501,285	—	(47,061,692)	(18,574,313)	23,702,085	9,567,365	—
Callaway Golf Co.	25,380,987	8,989,532	—	6,978,161	—	41,348,680	135,302
CIBER, Inc.	28,760,538	—	—	(2,565,494)	—	26,195,044	—
FBR & Co. (a)	15,351,356	—	(20,815,579)	(5,281,450)	10,745,673	—	—
Goodrich Petroleum Corp.	31,890,780	—	—	10,222,659	—	42,113,439	—
JAKKS Pacific, Inc.	—	16,659,499	—	(2,702,443)	—	13,957,056	—
KEMET Corp.	14,852,943	6,059,100	—	(244,600)	—	20,667,443	—
Lattice Semiconductor Corp.	50,818,920	—	(4,447,395)	12,844,146	(833,047)	58,382,624	—
Methode Electronics, Inc. (a)	36,479,112	—	(59,181,719)	(5,899,570)	37,771,935	9,169,758	261,110
Resources Connection Inc.	34,301,679	—	—	6,401,370	—	40,703,049	603,903
Sanmina Corp. (a)	66,259,972	—	(40,049,958)	8,267,290	12,308,015	46,785,319	—
Total	$401,350,127	$31,708,131	$(171,556,343)	$8,272,614	$83,694,661	$353,469,190	$1,000,315

(a) As of January 31, 2014, this security is no longer considered an affiliate of the Fund.

Invesco Small Cap Value Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $795,464,252 and $749,549,162, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$925,411,087

Aggregate unrealized (depreciation) of investment securities	(87,470,482)

Net unrealized appreciation of investment securities	$837,940,605

Cost of investments for tax purposes is $2,324,314,414.

Invesco Small Cap Value Fund

Invesco Technology Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	I-TEC-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.99%
Application Software–13.79%
Aspen Technology, Inc. (b)	257,696	$11,743,207

Cadence Design Systems, Inc. (b)	789,506	11,147,825

Informatica Corp. (b)	397,284	16,034,382

MicroStrategy Inc. -Class A (b)	59,921	7,532,070

Qlik Technologies Inc. (b)	276,044	7,458,709

Salesforce.com, Inc. (b)	495,239	29,976,817

SolarWinds, Inc. (b)	117,496	4,686,915

SS&C Technologies Holdings, Inc. (b)	289,264	11,229,228

		99,809,153

Communications Equipment–14.38%
ARRIS Group Inc. (b)	647,315	16,765,459

Aruba Networks Inc. (b)	318,924	6,285,992

Ciena Corp. (b)	162,877	3,799,920

Cisco Systems, Inc.	547,551	11,996,842

F5 Networks, Inc. (b)	166,673	17,834,011

Finisar Corp. (b)	374,603	8,881,837

JDS Uniphase Corp. (b)	384,956	5,116,065

Juniper Networks, Inc. (b)	171,582	4,565,797

Palo Alto Networks, Inc. (b)	58,764	3,493,520

QUALCOMM, Inc.	341,357	25,335,517

		104,074,960

Computer Hardware–7.47%
Apple Inc.	73,138	36,612,883

Cray, Inc. (b)	225,915	6,662,233

Hewlett-Packard Co.	236,862	6,868,998

Stratasys Ltd. (b)	32,753	3,948,702

		54,092,816

Computer Storage & Peripherals–0.74%
EMC Corp.	220,902	5,354,664

Data Processing & Outsourced Services–9.15%
Alliance Data Systems Corp. (b)(c)	82,911	19,870,450

MasterCard, Inc. -Class A	387,390	29,317,675

Visa Inc. -Class A	79,229	17,068,304

		66,256,429

Electronic Manufacturing Services–1.10%
Sanmina Corp. (b)	474,271	7,929,811

Internet Retail–5.93%
Amazon.com, Inc. (b)	35,384	12,691,887

HomeAway Inc. (b)	226,399	9,250,663

Priceline.com Inc. (b)	12,660	14,494,308

	Shares	Value

Internet Retail–(continued)
RetailMeNot, Inc. (b)(c)	182,000	$6,444,620

		42,881,478

Internet Software & Services–17.65%
Care.com, Inc. (b)(c)	138,903	3,987,905

Conversant, Inc. (b)	281,104	6,043,736

Dealertrack Technologies Inc. (b)	118,913	5,547,291

eBay Inc. (b)	81,595	4,340,854

Facebook Inc. -Class A (b)	519,754	32,521,008

Google Inc. -Class A (b)	43,143	50,950,589

Millennial Media Inc. (b)(c)	398,848	3,166,853

Twitter, Inc. (b)(c)	23,811	1,535,810

VeriSign, Inc. (b)	226,779	13,323,266

Web.com Group Inc. (b)	187,250	6,329,050

		127,746,362

IT Consulting & Other Services–2.91%
Accenture PLC -Class A	79,053	6,314,754

Cognizant Technology Solutions Corp. -Class A (b)	151,932	14,725,249

		21,040,003

Other Diversified Financial Services–0.30%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962)(b)(d)(e)	—	2,174,421

Semiconductor Equipment–2.63%
Applied Materials, Inc.	593,374	9,980,551

Teradyne, Inc. (b)(c)	287,521	5,408,270

Veeco Instruments Inc. (b)	95,359	3,624,595

		19,013,416

Semiconductors–12.44%
Altera Corp.	426,124	14,245,325

ARM Holdings PLC -ADR (United Kingdom)	72,644	3,346,709

Avago Technologies Ltd.	239,573	13,090,269

Cypress Semiconductor Corp. (b)(c)	488,417	4,903,707

Intermolecular Inc. (b)	437,354	1,762,537

Lattice Semiconductor Corp. (b)	687,896	3,976,039

Microsemi Corp. (b)	403,174	9,450,399

NXP Semiconductors N.V. (Netherlands) (b)	348,310	16,840,788

ON Semiconductor Corp. (b)	1,264,111	10,567,968

Semtech Corp. (b)	38,145	870,087

Synaptics Inc. (b)(c)	68,073	3,972,740

Texas Instruments Inc.	164,398	6,970,475

		89,997,043

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Systems Software–7.50%
CommVault Systems, Inc. (b)	51,980	$3,590,259

Infoblox, Inc. (b)	133,615	4,687,214

MICROS Systems, Inc. (b)	88,195	4,897,468

Microsoft Corp.	349,195	13,217,031

Oracle Corp.	154,691	5,708,098

Red Hat, Inc. (b)	79,492	4,491,298

Symantec Corp.	336,612	7,206,863

VMware, Inc. -Class A (b)	116,465	10,498,155

		54,296,386

Total Common Stocks & Other Equity Interests (Cost $465,176,639)		694,666,942

Money Market Funds–4.93%
Liquid Assets Portfolio –Institutional Class (f)	17,834,376	17,834,376

Premier Portfolio –Institutional Class (f)	17,834,376	17,834,376

Total Money Market Funds (Cost $35,668,752)		35,668,752

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.92% (Cost $500,845,391)		730,335,694

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.00%
Liquid Assets Portfolio - Institutional Class (Cost $21,733,670)(f)(g)	21,733,670	21,733,670

TOTAL INVESTMENTS–103.92% (Cost $522,579,061)		752,069,364

OTHER ASSETS LESS LIABILITIES–(3.92)%		(28,388,687)

NET ASSETS–100.00%		$723,680,677

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2014 represented less than 1% of the Fund’s Net Assets.
(e)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of January 31, 2014 represented less than 1% of the Fund’s Net Assets. See Note 3.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$20,928,421	$(20,928,421)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Technology Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$749,894,943	$—	$2,174,421	$752,069,364

Invesco Technology Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2014.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/14	Interest / Dividend Income
BlueStream Ventures L.P.	$2,283,037	$—	$—	$(108,616)	$—	$2,174,421	$—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $246,951,863 and $304,063,266, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$273,010,584

Aggregate unrealized (depreciation) of investment securities	(28,207,411)

Net unrealized appreciation of investment securities	$244,803,173

Cost of investments for tax purposes is $507,266,191.

Invesco Technology Fund

Invesco Technology Sector Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	MS-TECH-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.53%
Application Software–14.06%
Aspen Technology, Inc. (b)	35,648	$1,624,479

Cadence Design Systems, Inc. (b)	105,721	1,492,780

Informatica Corp. (b)	54,434	2,196,956

MicroStrategy Inc. -Class A (b)	8,428	1,059,400

Qlik Technologies Inc. (b)	40,238	1,087,231

Salesforce.com, Inc. (b)	68,737	4,160,651

SolarWinds, Inc. (b)	16,994	677,891

SS&C Technologies Holdings, Inc. (b)	40,366	1,567,008

		13,866,396

Communications Equipment–14.76%
ARRIS Group Inc. (b)	91,365	2,366,354

Aruba Networks Inc. (b)	44,000	867,240

Ciena Corp. (b)	24,111	562,510

Cisco Systems, Inc.	75,318	1,650,217

F5 Networks, Inc. (b)	23,744	2,540,608

Finisar Corp. (b)	51,602	1,223,483

JDS Uniphase Corp. (b)	53,290	708,224

Juniper Networks, Inc. (b)	24,576	653,967

Palo Alto Networks, Inc. (b)	8,020	476,789

QUALCOMM, Inc.	47,245	3,506,524

		14,555,916

Computer Hardware–7.71%
Apple Inc.	10,326	5,169,195

Cray, Inc. (b)	31,724	935,541

Hewlett-Packard Co.	33,163	961,727

Stratasys Ltd. (b)(c)	4,468	538,662

		7,605,125

Computer Storage & Peripherals–0.75%
EMC Corp.	30,574	741,114

Data Processing & Outsourced Services–9.29%
Alliance Data Systems Corp. (b)(c)	11,630	2,787,246

MasterCard, Inc. -Class A	53,620	4,057,962

Visa Inc. -Class A	10,754	2,316,734

		9,161,942

Electronic Manufacturing Services–1.10%
Sanmina Corp. (b)	65,125	1,088,890

Internet Retail–5.98%
Amazon.com, Inc. (b)	4,752	1,704,495

HomeAway Inc. (b)	31,389	1,282,555

Priceline.com Inc. (b)	1,744	1,996,688

	Shares	Value

Internet Retail–(continued)
RetailMeNot, Inc. (b)	25,954	$919,031

		5,902,769

Internet Software & Services–17.97%
Care.com, Inc. (b)	19,134	549,337

Dealertrack Technologies Inc. (b)	16,269	758,949

eBay Inc. (b)	11,536	613,715

Facebook Inc. -Class A (b)	72,488	4,535,574

Google Inc. -Class A (b)	5,998	7,083,458

Millennial Media Inc. (b)(c)	56,273	446,808

Twitter, Inc. (b)(c)	3,320	214,140

Conversant, Inc. (b)	37,646	809,389

VeriSign, Inc. (b)	30,411	1,786,646

Web.com Group Inc. (b)	27,377	925,343

		17,723,359

IT Consulting & Other Services–2.98%
Accenture PLC -Class A	11,070	884,272

Cognizant Technology Solutions Corp. -Class A (b)	21,249	2,059,453

		2,943,725

Semiconductor Equipment–2.72%
Applied Materials, Inc.	84,289	1,417,741

Teradyne, Inc. (b)(c)	39,519	743,352

Veeco Instruments Inc. (b)	13,609	517,278

		2,678,371

Semiconductors–12.53%
Altera Corp.	58,434	1,953,449

ARM Holdings PLC -ADR (United Kingdom)	10,123	466,367

Avago Technologies Ltd.	33,482	1,829,456

Cypress Semiconductor Corp. (b)	69,705	699,838

Intermolecular Inc. (b)	61,119	246,309

Lattice Semiconductor Corp. (b)	96,619	558,458

Microsemi Corp. (b)	57,285	1,342,760

NXP Semiconductors N.V. (Netherlands)(b)	46,357	2,241,361

ON Semiconductor Corp. (b)	174,241	1,456,655

Semtech Corp. (b)	5,321	121,372

Synaptics Inc. (b)(c)	9,405	548,876

Texas Instruments Inc.	21,130	895,912

		12,360,813

Systems Software–7.68%
CommVault Systems, Inc. (b)	7,485	516,989

Infoblox, Inc. (b)	19,202	673,606

MICROS Systems, Inc. (b)	12,844	713,227

Microsoft Corp.	48,128	1,821,645

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Systems Software–(continued)

Oracle Corp.	21,410	$790,029

Red Hat, Inc. (b)	11,567	653,536

Symantec Corp.	44,879	960,859

VMware, Inc. -Class A (b)	16,026	1,444,584

		7,574,475

Total Common Stocks & Other Equity Interests (Cost $70,113,940)		96,202,895

Money Market Funds–3.60%
Liquid Assets Portfolio –Institutional Class (d)	1,776,666	1,776,666

Premier Portfolio –Institutional Class (d)	1,776,667	1,776,667

Total Money Market Funds (Cost $3,553,333)		3,553,333

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.13% (Cost $73,667,273)		99,756,228

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.18%
Liquid Assets Portfolio - Institutional Class (Cost $4,123,660)(d)(e)	4,123,660	4,123,660

TOTAL INVESTMENTS–105.31% (Cost $77,790,933)		103,879,888

OTHER ASSETS LESS LIABILITIES–(5.31)%		(5,235,499)

NET ASSETS–100.00%		$98,644,389

Investment Abbreviations

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$3,938,054	$(3,938,054)	$ —

                    * Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Technology Sector Fund

A.	Security Valuations –(continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco Technology Sector Fund

E.	Foreign Currency Translations –(continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $34,720,752 and $46,721,510, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Technology Sector Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,943,637

Aggregate unrealized (depreciation) of investment securities	(968,702)

Net unrealized appreciation of investment securities	$25,974,935

Cost of investments for tax purposes is $77,904,953.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	VK-VOPP-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.78%
Advertising–3.71%
Omnicom Group Inc.	489,455	$35,524,644

Apparel Retail–1.01%
Vera Bradley, Inc. (b)(c)	402,000	9,656,040

Application Software–0.99%
Synopsys, Inc. (c)	238,800	9,518,568

Asset Management & Custody Banks–1.65%
Bank of New York Mellon Corp. (The)	495,220	15,827,231

Automobile Manufacturers–1.36%
Nissan Motor Co., Ltd. (Japan)	1,523,800	12,996,613

Cable & Satellite–2.42%
Time Warner Cable Inc.	174,202	23,215,901

Coal & Consumable Fuels–1.86%
Peabody Energy Corp.	1,047,029	17,851,844

Communications Equipment–1.36%
Cisco Systems, Inc.	595,100	13,038,641

Computer Hardware–2.33%
Hewlett-Packard Co.	770,861	22,354,969

Department Stores–4.60%
Macy’s, Inc.	515,672	27,433,750

Nordstrom, Inc.	289,300	16,620,285

		44,054,035

Diversified Banks–7.28%
Comerica Inc.	278,435	12,752,323

U.S. Bancorp	382,638	15,202,208

Wells Fargo & Co.	922,825	41,840,885

		69,795,416

Electronic Components–1.47%
Corning Inc.	818,700	14,089,827

Food Retail–1.67%
Kroger Co. (The)	444,372	16,041,829

General Merchandise Stores–1.25%
Target Corp.	210,842	11,942,091

Household Products–1.61%
Procter & Gamble Co. (The)	201,660	15,451,189

Industrial Conglomerates–2.10%
General Electric Co.	799,845	20,100,105

	Shares	Value

Integrated Oil & Gas–13.07%
Chevron Corp.	289,929	$32,364,774

Exxon Mobil Corp.	134,482	12,393,861

Petroleo Brasileiro S.A. -ADR (Brazil)	1,622,755	18,191,084

Royal Dutch Shell PLC -ADR (United Kingdom)	565,888	39,102,861

Total S.A. -ADR (France)	405,500	23,182,435

		125,235,015

Investment Banking & Brokerage–3.76%
Goldman Sachs Group, Inc. (The)	92,287	15,146,143

Morgan Stanley	707,620	20,881,866

		36,028,009

Life & Health Insurance–5.71%
Aflac, Inc.	237,700	14,922,806

MetLife, Inc.	382,000	18,737,100

Unum Group	652,374	21,006,443

		54,666,349

Managed Health Care–4.57%
UnitedHealth Group Inc.	358,443	25,908,260

WellPoint, Inc.	207,658	17,858,588

		43,766,848

Marine–0.57%
Diana Shipping Inc. (Greece)(c)	449,614	5,489,787

Oil & Gas Drilling–0.84%
Noble Corp. PLC	260,277	8,076,395

Other Diversified Financial Services–11.44%
Bank of America Corp.	1,513,866	25,357,256

Citigroup Inc.	598,821	28,402,080

JPMorgan Chase & Co.	1,008,664	55,839,639

		109,598,975

Pharmaceuticals–4.57%
Bristol-Myers Squibb Co.	274,105	13,697,027

Novartis AG (Switzerland)	212,300	16,786,684

Pfizer Inc.	437,400	13,296,960

		43,780,671

Property & Casualty Insurance–6.93%
Allied World Assurance Co. Holdings AG	113,501	11,681,523

Allstate Corp. (The)	467,319	23,926,733

Aspen Insurance Holdings Ltd.	507,624	19,746,573

Chubb Corp. (The)	131,180	11,089,957

		66,444,786

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Steel–1.22%
POSCO -ADR (South Korea)	172,104	$11,701,351

Systems Software–1.83%
Oracle Corp.	474,300	17,501,670

Technology Distributors–1.20%
CDW Corp.	484,019	11,456,730

Wireless Telecommunication Services–1.40%
Vodafone Group PLC -ADR (United Kingdom)	363,189	13,459,784

Total Common Stocks & Other Equity Interests (Cost $680,129,286)		898,665,313

Money Market Funds–6.34%
Liquid Assets Portfolio –Institutional Class (d)	30,368,212	30,368,212

Premier Portfolio –Institutional Class (d)	30,368,212	30,368,212

Total Money Market Funds (Cost $60,736,424)		60,736,424

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.12% (Cost $740,865,710)		959,401,737

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.78%
Liquid Asset Portfolio - Institutional Class (Cost $7,462,125)(d)(e)	7,462,125	7,462,125

TOTAL INVESTMENTS–100.90% (Cost $748,327,835)		966,863,862

OTHER ASSETS LESS LIABILITIES–(0.90)%		(8,624,504)

NET ASSETS–100.00%		$958,239,358

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31. 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$7,242,030	$(7,242,030)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$937,080,565	$29,783,297	$—	$966,863,862

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2014 was $109,351,111 and $161,021,026, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$255,254,665

Aggregate unrealized (depreciation) of investment securities	(44,704,900)

Net unrealized appreciation of investment securities	$210,549,765

Cost of investments for tax purposes is $756,314,097.

Invesco Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.